Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Colombian pesos | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 311
Borrowings, interest rate				2.50%
Colombian pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 33	$ 10
Borrowings, interest rate	5.90%		5.90%	4.50%
Colombian pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 33
Colombian pesos | Current year | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 33
Borrowings, interest rate	5.90%		5.90%
Swiss franc | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 482
Borrowings, interest rate	0.80%		0.80%
Swiss franc | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 691
Borrowings, interest rate				0.80%
Swiss franc | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 482
Swiss franc | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 691
Swiss franc | Year one | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 482
Borrowings, interest rate	0.80%		0.80%
Swiss franc | Year one | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 691
Borrowings, interest rate				0.80%
Argentine pesos | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 461
Borrowings, interest rate				41.00%
Chilean pesos | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 1,072	$ 261
Borrowings, interest rate	12.30%		12.30%	0.70%
Chilean pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 317	$ 338
Borrowings, interest rate	1.20%		1.20%	1.20%
Chilean pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 271	$ 858
Borrowings, interest rate	4.90%		4.90%	1.80%
Chilean pesos | At fair value | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 1,072
Chilean pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			317
Chilean pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			272
Chilean pesos | Current year | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 1,072
Borrowings, interest rate	12.30%		12.30%
Chilean pesos | Current year | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 317
Borrowings, interest rate	1.20%		1.20%
Chilean pesos | Current year | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 271
Borrowings, interest rate	4.90%		4.90%
U.S. dollars | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,320	$ 2,352
Borrowings, interest rate	5.10%		5.10%	3.60%
U.S. dollars | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 41,429	$ 52,255
Borrowings, interest rate	3.10%		3.10%	3.10%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2023) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 5,808	$ 6,170
Borrowings, interest rate	2.90%		2.90%	2.90%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 13,405	$ 14,262
Borrowings, interest rate	4.40%		4.40%	4.40%
U.S. dollars | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 48,170	$ 51,174
Borrowings, interest rate	3.50%		3.50%	3.50%
U.S. dollars | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,320
U.S. dollars | At fair value | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			37,058
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2023) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			5,777
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			11,178
U.S. dollars | At fair value | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			34,088
U.S. dollars | Current year | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 1
Borrowings, interest rate	3.10%		3.10%
U.S. dollars | Current year | Long term borrowings Bank of NY (FEMSA USD 2023) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 5,808
Borrowings, interest rate	2.90%		2.90%
U.S. dollars | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,256
Borrowings, interest rate	5.00%		5.00%
U.S. dollars | Year two | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 63
Borrowings, interest rate	6.80%		6.80%
U.S. dollars | Year five and thereafter | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 41,428
Borrowings, interest rate	3.10%		3.10%
U.S. dollars | Year five and thereafter | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 13,405
Borrowings, interest rate	4.40%		4.40%
U.S. dollars | Year five and thereafter | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 48,170
Borrowings, interest rate	3.50%		3.50%
Uruguay, Pesos | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 184
Borrowings, interest rate				6.00%
Uruguay, Pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 976	$ 1,186
Borrowings, interest rate	6.30%		6.30%	6.70%
Uruguay, Pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 976
Uruguay, Pesos | Current year | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 976
Borrowings, interest rate	6.30%		6.30%
Guatemalan quetzal | Short term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 26
Borrowings, interest rate				6.30%
Brazilian reais | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 56	$ 94
Borrowings, interest rate	7.00%		7.00%	6.20%
Brazilian reais | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 28	$ 5
Borrowings, interest rate	9.80%		9.80%	9.00%
Brazilian reais | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 56
Brazilian reais | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			28
Brazilian reais | Current year | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 35
Borrowings, interest rate	7.00%		7.00%
Brazilian reais | Current year | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 12
Borrowings, interest rate	9.80%		9.80%
Brazilian reais | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 21
Borrowings, interest rate	7.00%		7.00%
Brazilian reais | Year one | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 7
Borrowings, interest rate				9.70%
Brazilian reais | Year two | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 6
Borrowings, interest rate				9.80%
Brazilian reais | Year three | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 3
Borrowings, interest rate				9.80%
Euros | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,448
Borrowings, interest rate	1.40%		1.40%
Euros | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,560
Borrowings, interest rate				1.10%
Euros | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 24,563	$ 27,646
Borrowings, interest rate	0.80%		0.80%	0.70%
Euros | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,448
Euros | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,560
Euros | At fair value | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			18,979
Euros | Current year | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 1,270
Borrowings, interest rate	1.20%		1.20%
Euros | Year one | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 682
Borrowings, interest rate	1.10%		1.10%
Euros | Year one | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,115
Borrowings, interest rate				1.10%
Euros | Year four | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 186
Borrowings, interest rate	2.10%		2.10%
Euros | Year four | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 929
Borrowings, interest rate				1.00%
Euros | Year five and thereafter | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 310
Borrowings, interest rate	2.40%		2.40%
Euros | Year five and thereafter | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 516
Borrowings, interest rate				1.20%
Euros | Year five and thereafter | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 24,563
Borrowings, interest rate	0.70%		0.70%
Mexican pesos | Short term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 790	$ 760
Borrowings, interest rate	12.50%		12.50%	5.90%
Mexican pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 429	$ 305
Borrowings, interest rate	10.00%		10.00%	5.70%
Mexican pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 542	$ 330
Borrowings, interest rate	12.90%		12.90%	6.50%
Mexican pesos | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 31,438	$ 25,947
Borrowings, interest rate	7.50%		7.50%	7.00%
Mexican pesos | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 4,650	$ 5,650
Borrowings, interest rate	10.40%		10.40%	5.40%
Mexican pesos | CEBUR MXN L22 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 827
Borrowings, interest rate	10.90%		10.90%
Mexican pesos | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 8,436
Borrowings, interest rate	9.70%		9.70%
Mexican pesos | At fair value | Short term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 790
Mexican pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			429
Mexican pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			542
Mexican pesos | At fair value | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			29,191
Mexican pesos | At fair value | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			4,556
Mexican pesos | At fair value | CEBUR MXN L22 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			831
Mexican pesos | At fair value | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			8,638
Mexican pesos | Current year | Short term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			$ 790
Borrowings, interest rate	12.50%		12.50%
Mexican pesos | Current year | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 117
Borrowings, interest rate	9.80%		9.80%
Mexican pesos | Current year | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 139
Borrowings, interest rate	1290.00%		1290.00%
Mexican pesos | Current year | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 7,500
Borrowings, interest rate	5.50%		5.50%
Mexican pesos | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 110
Borrowings, interest rate	9.60%		9.60%
Mexican pesos | Year one | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 213
Borrowings, interest rate	12.80%		12.80%
Mexican pesos | Year two | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 107
Borrowings, interest rate	9.60%		9.60%
Mexican pesos | Year two | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 95
Borrowings, interest rate	13.10%		13.10%
Mexican pesos | Year two | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,727
Borrowings, interest rate				10.40%
Mexican pesos | Year three | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 57
Borrowings, interest rate	10.90%		10.90%
Mexican pesos | Year three | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 78
Borrowings, interest rate	13.10%		13.10%
Mexican pesos | Year three | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 2,923
Borrowings, interest rate	10.40%		10.40%
Mexican pesos | Year four | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 38
Borrowings, interest rate	11.70%		11.70%
Mexican pesos | Year four | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 17
Borrowings, interest rate	12.70%		12.70%
Mexican pesos | Year four | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 8,493
Borrowings, interest rate	7.90%		7.90%
Mexican pesos | Year four | CEBUR MXN L22 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 827
Borrowings, interest rate	10.90%		10.90%
Mexican pesos | Year five and thereafter | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 15,445
Borrowings, interest rate	8.30%		8.30%
Mexican pesos | Year five and thereafter | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 8,436
Borrowings, interest rate	9.70%		9.70%
Bank loans and notes payable	$ 96	[1]	$ 1,862	$ 2,003
Long-term debt			189,879	188,582
Current portion of long term debt	(845)	[1]	(16,479)	(2,637)
Bank loans and notes payable	$ 8,894	[1]	173,400	185,945
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			181,104	181,729
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			1,862	2,003
Long-term debt			8,775	6,853
Current portion of long term debt			(16,479)	(2,637)
Bank loans and notes payable			191,741	$ 190,585
At fair value
Disclosure of detailed information about borrowings [line items]
Long-term debt			161,450
At fair value | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			152,768
At fair value | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			1,862
Long-term debt			8,682
Current year
Disclosure of detailed information about borrowings [line items]
Long-term debt			16,479
Current year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			16,024
Current year | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable			1,862
Long-term debt			455
Year one
Disclosure of detailed information about borrowings [line items]
Long-term debt			5,577
Year one | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			3,551
Year one | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			2,026
Year two
Disclosure of detailed information about borrowings [line items]
Long-term debt			1,998
Year two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			170
Year two | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			1,828
Year three
Disclosure of detailed information about borrowings [line items]
Long-term debt			3,061
Year three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			57
Year three | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			3,004
Year four
Disclosure of detailed information about borrowings [line items]
Long-term debt			10,490
Year four | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			9,544
Year four | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			946
Year five and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt			152,273
Year five and thereafter | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			151,757
Year five and thereafter | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 516

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3